UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mimi Drake
Title:  Chief Financial Officer
Phone:  (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                   West Conshohocken, PA        November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  78

Form 13F Information Table Value Total: $138,883
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number             Name

1          028-11630                        Defiance Asset Management Fund, L.P.

2          028-12487                        Defiance Offshore Fund, Ltd.

                                    FORM 13F INFORMATION TABLE
                                         September 30, 2009



COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6       COLUMN 7     COLUMN 8

                                                             VALUE      SHRS OR  SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (x$1,000)  PRN AMT  PRN CALL  DISCRETION     MNGRS   SOLE  SHARED  NONE
ABBOTT LABS                          COM         002824100   2,836      57,331   SH        SHARED-DEFINED   1     57,331
ABBOTT LABS                          COM         002824100   1,965      39,719   SH        SHARED-DEFINED   2     39,719
AETNA INC NEW                        COM         00817Y108   1,441      51,787   SH        SHARED-DEFINED   1     51,787
AETNA INC NEW                        COM         00817Y108   1,002      36,007   SH        SHARED-DEFINED   2     36,007
AGCO CORP                            COM         001084102     763      27,625   SH        SHARED-DEFINED   1     27,625
AGCO CORP                            COM         001084102     532      19,252   SH        SHARED-DEFINED   2     19,252
AGRIUM INC                           COM         008916108   1,395      28,027   SH        SHARED-DEFINED   1     28,027
AGRIUM INC                           COM         008916108     970      19,473   SH        SHARED-DEFINED   2     19,473
ALLSTATE CORP                        COM         020002101   2,065      67,445   SH        SHARED-DEFINED   1     67,445
ALLSTATE CORP                        COM         020002101   1,397      45,622   SH        SHARED-DEFINED   2     45,622
APACHE CORP                          COM         037411105     661       7,198   SH        SHARED-DEFINED   1      7,198
APACHE CORP                          COM         037411105     460       5,005   SH        SHARED-DEFINED   2      5,005
BECKMAN COULTER INC                  COM         075811109   1,472      21,351   SH        SHARED-DEFINED   1     21,351
BECKMAN COULTER INC                  COM         075811109   1,021      14,807   SH        SHARED-DEFINED   2     14,807
BP PLC                          SPONSORED ADR    055622104   3,660      68,759   SH        SHARED-DEFINED   1     68,759
BP PLC                          SPONSORED ADR    055622104   2,545      47,807   SH        SHARED-DEFINED   2     47,807
CAL DIVE INTL INC DEL                COM         12802T101   1,921     194,264   SH        SHARED-DEFINED   1    194,264
CAL DIVE INTL INC DEL                COM         12802T101   1,335     135,026   SH        SHARED-DEFINED   2    135,026
CF INDS HLDGS INC                    COM         125269100   1,925      22,323   SH        SHARED-DEFINED   1     22,323
CF INDS HLDGS INC                    COM         125269100   1,338      15,521   SH        SHARED-DEFINED   2     15,521
CLIFFS NATURAL RESOURCES INC         COM         18683K101     821      25,367   SH        SHARED-DEFINED   1     25,367
CLIFFS NATURAL RESOURCES INC         COM         18683K101     571      17,647   SH        SHARED-DEFINED   2     17,647
COCA COLA CO                         COM         191216100   3,207      59,725   SH        SHARED-DEFINED   1     59,725
COCA COLA CO                         COM         191216100   2,230      41,532   SH        SHARED-DEFINED   2     41,532
CONOCOPHILLIPS                       COM         20825C104   2,908      64,393   SH        SHARED-DEFINED   1     64,393
CONOCOPHILLIPS                       COM         20825C104   2,023      44,792   SH        SHARED-DEFINED   2     44,792
DELL INC                             COM         24702R101   1,323      86,677   SH        SHARED-DEFINED   1     86,677
DELL INC                             COM         24702R101     912      59,795   SH        SHARED-DEFINED   2     59,795
DRESSER-RAND GROUP INC               COM         261608103   1,002      32,261   SH        SHARED-DEFINED   1     32,261
DRESSER-RAND GROUP INC               COM         261608103     698      22,450   SH        SHARED-DEFINED   2     22,450
F M C CORP                         COM NEW       302491303   4,668      82,983   SH        SHARED-DEFINED   1     82,983
F M C CORP                         COM NEW       302491303   3,244      57,672   SH        SHARED-DEFINED   2     57,672
FLEXTRONICS INTL LTD                 ORD         Y2573F102   1,642     219,752   SH        SHARED-DEFINED   1    219,752
FLEXTRONICS INTL LTD                 ORD         Y2573F102   1,139     152,515   SH        SHARED-DEFINED   2    152,515
FLOWSERVE CORP                       COM         34354P105   3,356      34,062   SH        SHARED-DEFINED   1     34,062
FLOWSERVE CORP                       COM         34354P105   2,334      23,683   SH        SHARED-DEFINED   2     23,683
HEWLETT PACKARD CO                   COM         428236103   3,236      68,544   SH        SHARED-DEFINED   1     68,544
HEWLETT PACKARD CO                   COM         428236103   2,250      47,658   SH        SHARED-DEFINED   2     47,658
HONEYWELL INTL INC                   COM         438516106   2,249      60,544   SH        SHARED-DEFINED   1     60,544
HONEYWELL INTL INC                   COM         438516106   1,564      42,096   SH        SHARED-DEFINED   2     42,096
JOHNSON & JOHNSON                    COM         478160104   2,862      47,006   SH        SHARED-DEFINED   1     47,006
JOHNSON & JOHNSON                    COM         478160104   2,017      33,124   SH        SHARED-DEFINED   2     33,124
MASTEC INC                           COM         576323109   1,116      91,823   SH        SHARED-DEFINED   1     91,823
MASTEC INC                           COM         576323109     775      63,777   SH        SHARED-DEFINED   2     63,777
MEDTRONIC INC                        COM         585055106   1,411      38,340   SH        SHARED-DEFINED   1     38,340
MEDTRONIC INC                        COM         585055106     981      26,660   SH        SHARED-DEFINED   2     26,660
MICROSOFT CORP                       COM         594918104   2,456      95,472   SH        SHARED-DEFINED   1     95,472
MICROSOFT CORP                       COM         594918104   1,707      66,381   SH        SHARED-DEFINED   2     66,381
NORTHROP GRUMMAN CORP                COM         666807102   2,288      44,208   SH        SHARED-DEFINED   1     44,208
NORTHROP GRUMMAN CORP                COM         666807102   1,591      30,742   SH        SHARED-DEFINED   2     30,742
ORACLE CORP                          COM         68389X105   1,074      51,545   SH        SHARED-DEFINED   1     51,545
ORACLE CORP                          COM         68389X105     747      35,851   SH        SHARED-DEFINED   2     35,851
PROCTER & GAMBLE CO                  COM         742718109   4,189      72,330   SH        SHARED-DEFINED   1     72,330
PROCTER & GAMBLE CO                  COM         742718109   2,913      50,290   SH        SHARED-DEFINED   2     50,290
RYDEX ETF TRUST                 &P 500 EQ TRD    78355W106     500      13,407   SH        SHARED-DEFINED   1     13,407
RYDEX ETF TRUST                 &P 500 EQ TRD    78355W106     349       9,351   SH        SHARED-DEFINED   2      9,351
SKECHERS U S A INC                  CL A         830566105   1,061      61,919   SH        SHARED-DEFINED   1     61,919
SKECHERS U S A INC                  CL A         830566105     741      43,245   SH        SHARED-DEFINED   2     43,245
SNAP ON INC                          COM         833034101   1,843      53,012   SH        SHARED-DEFINED   1     53,012
SNAP ON INC                          COM         833034101   1,279      36,788   SH        SHARED-DEFINED   2     36,788
SPDR TR                          UNIT SER 1      78462F103   2,852      27,011   SH        SHARED-DEFINED   1     27,011
SPDR TR                          UNIT SER 1      78462F103   1,984      18,788   SH        SHARED-DEFINED   2     18,788
SYMANTEC CORP                        COM         871503108   2,530     153,616   SH        SHARED-DEFINED   1    153,616
SYMANTEC CORP                        COM         871503108   1,759     106,808   SH        SHARED-DEFINED   2    106,808
TUTOR PERINI CORP                    COM         901109108   1,672      78,484   SH        SHARED-DEFINED   1     78,484
TUTOR PERINI CORP                    COM         901109108   1,163      54,593   SH        SHARED-DEFINED   2     54,593
TYCO INTERNATIONAL LTD               SHS         H89128104   3,397      98,526   SH        SHARED-DEFINED   1     98,526
TYCO INTERNATIONAL LTD               SHS         H89128104   2,364      68,560   SH        SHARED-DEFINED   2     68,560
UNITED TECHNOLOGIES CORP             COM         913017109   1,952      32,040   SH        SHARED-DEFINED   1     32,040
UNITED TECHNOLOGIES CORP             COM         913017109   1,368      22,460   SH        SHARED-DEFINED   2     22,460
WAL MART STORES INC                  COM         931142103   2,769      56,405   SH        SHARED-DEFINED   1     56,405
WAL MART STORES INC                  COM         931142103   1,927      39,245   SH        SHARED-DEFINED   2     39,245
WALGREEN CO                          COM         931422109   1,579      42,139   SH        SHARED-DEFINED   1     42,139
WALGREEN CO                          COM         931422109   1,098      29,299   SH        SHARED-DEFINED   2     29,299
WELLPOINT INC                        COM         94973V107   2,584      54,569   SH        SHARED-DEFINED   1     54,569
WELLPOINT INC                        COM         94973V107   1,797      37,941   SH        SHARED-DEFINED   2     37,941
WET SEAL INC                        CL A         961840105   1,243     328,811   SH        SHARED-DEFINED   1    328,811
WET SEAL INC                        CL A         961840105     864     228,619   SH        SHARED-DEFINED   2    228,619





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